Share-Based Compensation - Performance Based Activity (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Unvested shares at beginning of period	583,459
Granted	16,091
Forfeited	(18,437)
Unvested shares at end of period	581,113	583,459
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in USD per share)	$ 25.84
Weighted average grant date fair value (in USD per share)	34.45	$ 25.78
Forfeited (in USD per share)	35.05
Weighted average grant date fair value, end of period (in USD per share)	$ 25.79	$ 25.84
Weighted Average Remaining Term (in Years)	2 years 7 months 2 days